Related Party Disclosures - Schedule of Transactions with Related Parties During Financial Year (Details) - MYR (RM)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Companies [Member]
Related Companies [Abstract]
- Rendering of information technology system				RM 25,000,000
- Project management fee expenses&	[1]			(12,000,000)
Related parties [Member]
Related parties [Abstract]
- Sale of goods
- Purchase of property, plant and equipment				(30,000,000)
- Renovation work expenses				(30,000)
- Rental paid	[2]	RM (132,000)	RM (132,000)	RM (132,000)

[1]	For the year ended June 30, 2024, former fellow subsidiaries of ARB Berhad had provided specific project management services to the Group. The common cost majority comprise of IT technical staff payroll including remuneration, defined contribution plan, social security contribution and other employee benefits. Followed by upkeep of computer system, depreciation of property, plant and equipment and other expenses.
[2]	Office rental of RM132,000 (June 30, 2025: RM132,000); June 30, 2024: RM132,000) paid to VNH One Sdn. Bhd., a company whereby the Chairman of the Board and Chief Executive Officer of the Group, Dr. Liew Kok Leong, is a common director and shareholder of VNH One Sdn. Bhd. and the Group.